Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 982,100,000.00
Previously Paid Amount	0.00
Total Fee Amount	135,628.01
Total Offset Amount	$ 0.00
Narrative Disclosure	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-296304) (the "Form S-3") in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Net Fee	$ 135,628.01
Narrative - Max Aggregate Offering Price	$ 982,100,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true